SIGNIFICANT EVENTS (Tables)	12 Months Ended
Dec. 31, 2018
Significant Events
Schedule of senior bonds

During the year ended December 31, 2018 the Bank has issued senior bonds int the amount of AUD 20,000,000, EUR 66,000,000, CHF 115,000,000, JPY 7,000,000,000 and USD 70,000,000 Debt issuance information is included in Note 19.

Series	Currency	Amount	Term (annual)	Issuance rate (annual)	Issuance date	Maturity date
AUD	AUD	20,000,000	5	3.56	05-11-2018	13-11-2023
Total	AUD	20,000,000
CHF	CHF	115,000,000	5	0.44	04-09-2018	21-12-2023
Total	CHF	115,000,000
EUR	EUR	26,000,000	7	1.00	04-05-2018	28-05-2025
EUR	EUR	40,000,000	12	1.78	08-06-2018	15-06-2030
Total	EUR	66,000,000
JPY	JPY	4,000,000,000	10.5	0.65	05-07-2018	13-01-2029
JPY	JPY	3,000,000,000	5	0.56	23-10-2018	23-10-2023
Total	JPY	7,000,000,000
USD	USD	50,000,000	10	3.69	02-10-2018	10-10-2028
USD	USD	20,000,000	2	4.17	05-11-2018	16-11-2020
Total	USD	70,000,000

Schedule of repurchase of bonds

The Bank has conducted the following repurchase of bonds as of December 31, 2018:

Date	Series	Amount
04-01-2018	Senior bond	CLP 12,890,000,000
04-01-2018	Senior bond	CLP 4,600,000,000
22-01-2018	Senior bond	UF 24,000
05-04-2018	Senior bond	UF 484,000
06-04-2018	Senior bond	UF 184,000
23-04-2018	Senior bond	UF 216,000
24-04-2018	Senior bond	UF 4,000
25-04-2018	Senior bond	UF 262,000
10-05-2018	Senior bond	UF 800,000
07-06-2018	Senior bond	USD 3,090,000
11-12-2018	Senior bond	USD 250,000,000